EMPLOYEE BENEFITS (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PLAN ASSET (LIABILITY)

Information on the Company’s defined benefit pension plans and other defined benefit plans, in aggregate, is summarized as follows:

	March 31, 2024	December 31, 2023
Defined benefit plan liabilities	$(94,964)	$(91,533)
Less: fair value of plan assets or asset ceiling	-	-
	$(94,964)	$(91,533)

SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY

The following are the continuities of the fair value of plan assets and the present value of the defined benefit plan obligations:

	March 31, 2024	December 31, 2023
Balance, opening	$(91,533)	$(86,016)
Recognized in profit this year:
Interest costs	(1,166)	(4,638)
Current service cost	(1,473)	(5,860)
Recognized in other comprehensive profit:
Actuary loss for change of assumptions	122	485
Translation differences	(914)	4,496
Balance, ending	$(94,964)	$(91,533)

SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the year were as follows (expressed as weighted averages):

	March 31, 2024	December 31, 2023
Capitalization rate	3.15%	3.15%
Salary growth rate	0%	0%
Retirement rate	5%	5%